CENTURY II HERITAGE SURVIVORSHIP VARIABLE UNIVERSAL LIFE UPDATING SUMMARY PROSPECTUS
INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
KANSAS CITY LIFE VARIABLE LIFE SEPARATE ACCOUNT OF
KANSAS CITY LIFE INSURANCE COMPANY
Street Address:	Send correspondence to:
3520 Broadway	Variable Administration
Kansas City, Missouri 64111-2565	P.O. Box 219364
Telephone (816) 753-7000	Kansas City, Missouri 64121-9364
Telephone (800) 616-3670

The Prospectus for the Century II Heritage Survivorship Variable Universal Life Contract (the “Contract”) contains more information about the Contract, including its features, benefits, and risks.  You can find the current prospectus and other information about the Contract online at vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=kcl&fid=NRVA02062.  You can also obtain this information at no cost by calling 1-800-616-3670 or sending an email request to statecompliance@kclife.com or by contacting Us at:

Variable Administration
P.O. Box 219364
Kansas City, Missouri 64121-9364
Telephone (800) 616-3670
Additional general information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.
The date of this Prospectus is May 1, 2026.

UPDATING SUMMARY PROSPECTUS CONTENTS

UPDATED INFORMATION ABOUT YOUR CONTRACT	2
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT	3
DEFINITIONS	6
APPENDIX A – PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT	9

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since your Prospectus dated May 1, 2025.  This may not reflect all of the changes that have occurred since you entered into your Contract.
On October 14, 2025, the Invesco V.I. Health Care Fund – Series I Shares, Invesco V.I. S&P 500 Buffer Fund – December – Series I Shares,  Invesco V.I. S&P 500 Buffer Fund – June – Series I Shares, Invesco V.I. S&P 500 Buffer Fund – March – Series I Shares, and Invesco V.I. S&P 500 Buffer Fund – September – Series I Shares became available for investment under the Contract. The investment objectives, investment adviser, current expenses and performance of each of these Portfolios are available in Appendix A – Portfolio Companies Available Under the Contract, which is located at the end of this prospectus.
Each Invesco V.I. S&P 500 Buffer Fund (the "Fund") seeks, over a specified annual period (called an "Outcome Period"), to provide returns that match those of the S&P 500® Index (the “Index”) up to an upside cap, while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund). To receive the full benefit of the 10% buffer protection, Contract Value should be allocated to the Fund prior to the beginning of the Outcome Period and remain allocated to the Fund until the end of the Outcome Period. If Contract Value is allocated after the commencement of the Outcome Period or withdrawn before the end of the Outcome Period, investment returns may vary significantly. You will bear all Index losses exceeding 10%.

The upside cap establishes the maximum percentage return that the Funds can achieve during the Outcome Period (prior to taking into account any fees and expenses of the Fund). During an Outcome Period when the Index is rising, this may limit the return on your investment in an Invesco V.I. S&P 500 Buffer Fund.

The specified outcomes of the Invesco V.I. S&P 500 Buffer Funds may not be achieved. Furthermore, the Invesco V.I. S&P 500 Buffer Funds are not guaranteed and, unlike guarantees, are not backed by Kansas City Life.

For additional information about the risks associated with the Invesco V.I. Health Care Fund and the Invesco V.I. S&P Buffer Funds see the prospectuses for the Funds.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES AND EXPENSES
CHARGES FOR EARLY WITHDRAWALS
During the first 10 Contract Years, we will deduct a surrender charge from the Contract Value if the Contract is completely surrendered or lapses.  The surrender charge is based on the Specified Amount at issue.  We calculate this charge by multiplying the surrender charge factor for the applicable Ages and sex of each Insured by the surrender charge percentages (as shown in Appendix B).  The surrender charge factor will vary by each Insured's individual Age, risk class, and sex.  We then multiply this amount by the Specified Amount, divided by 1,000 to reach the actual charge.

The maximum surrender charge is up to 5.00% of the Specified Amount.

For example, the full surrender or lapse of a Contract with a Specified Amount of $100,000 could be subject to a maximum surrender charge of $5,000.

Reference Fee Table; Charges and Deductions - Surrender Charge; and Appendix B.

TRANSACTION CHARGES
In addition to surrender charges, you may be charged for other transactions such as a premium expense charge which covers state and local taxes as well as related administrative expenses when you make a premium payment, a transfer processing fee which applies after six transfers in a Contract Year, and an administrative fee of up to $25.00 for partial surrenders.

Reference Fee Table; and Charges and Deductions.

ONGOING FEES AND EXPENSES (ANNUAL CHARGES)
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Contract, any net loan interest charges, and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.

Investing in the Subaccounts will also incur expenses associated with the Portfolio Companies, as shown in the following table.

	Annual Fee	Minimum	Maximum
	Investment options (Portfolio Company fees and expenses)	0.27%	1.37%
	Reference Fee Table; Charges and Deductions; and Appendix A - Portfolio Companies Available Under the Contract.
RISKS
RISK OF LOSS	You can lose money by investing in this Contract, including loss of principal. Reference Principal Risks of Investing in The Contract.
NOT A SHORT-TERM INVESTMENT
The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. You will pay a surrender charge if your Contract is fully surrendered or lapses within the first 10 Contract Years.  You may be subject to adverse tax consequences if you surrender the Contract or make a withdrawal. Withdrawals will also increase the risk of Contract lapse.

Reference Principal Risks of Investing in The Contract; Fee Table; and Charges and  Deductions - Surrender Charge.

RISKS ASSOCIATED WITH INVESTMENT OPTIONS
Investment in the Contract is subject to the risk of poor investment performance, which can vary depending on the performance of each of the Subaccounts.  The Subaccounts and the Fixed Account each have their own unique risks.  You should review all of the investment options before making an investment decision.

Reference Principal Risks of Investing in the Contract; and Appendix A - Portfolio Companies Available Under the Contract.

L RISKS
INSURANCE COMPANY RISKS
Investment in the Contract is subject to the risks related to Kansas City Life. Any obligations, guarantees, and benefits of the Contract, including the Fixed Account investment option, are subject to the claims-paying ability of Kansas City Life.  If Kansas City Life experiences financial distress, it may not be able to meet its obligations to you. More information about the financial condition of Kansas City Life is available upon request by contacting the Home Office.

Reference General Information About Kansas City Life - Financial Condition of Kansas City Life.

CONTRACT LAPSE
If there is insufficient Cash Surrender Value to pay the Monthly Deduction when due, the Contract will lapse (terminate without value) after a 61-day Grace Period.  This may occur due to insufficient Premiums, poor investment performance, partial surrenders, unpaid Contract loans and accrued loan interest.  The Contract will not lapse if you pay sufficient Premiums during the Grace Period to keep the Contract in force.

During the Guaranteed Payment Period, we guarantee that the Contract will not lapse as long as you meet the Guaranteed Monthly Premium requirement.  If you fail to meet the Guaranteed Monthly Premium requirement, the Contract will lapse as described above.

If your Contract lapses, you may reinstate it within two years (three years in Arkansas, Kentucky, Minnesota, New Hampshire, Oklahoma, Utah, Virginia, and West Virginia; five years in Missouri and North Carolina) after lapse and before the Maturity Date.  Reinstatement must meet certain conditions, including the payment of the required Premium and proof of insurability.

Death Benefits will not be paid if the Contract has lapsed.

Reference Principal Risks of Investing in the Contract; Premium Payments - Premium Payments to Prevent Lapse; and Cash Benefits - Reinstatement of Contract.

RESTRICTIONS
INVESTMENTS
The first six transfers during each Contract Year are free.  We will assess a transfer processing fee of $25 for each additional transfer during such Contract Year.

We reserve the right to remove or substitute Portfolio Companies as investment options.

Not all Portfolio Companies may be available in all states.

Reference Fee Table; Charges and Deductions - Transfer Processing Fee;  Allocations and Transfers - Transfer Privilege; and The Variable Account and The Funds - Addition, Deletion or Substitution of Investments.

OPTIONAL BENEFITS
You may add supplemental and/or rider benefits to your Contract. We will deduct any monthly charges for these benefits and/or riders from your Contract Value as part of the Monthly Deduction.  Certain rider benefits may not be available at all issue ages or added after issue. All riders may not be available in all states. We may change or stop offering a supplemental and/or rider benefit at any time before you elect it.

You cannot elect both the Guaranteed Minimum Death Benefit Option and Joint First to Die Term Life Insurance Rider.

The maximum loan amount available is the Contract's Cash Surrender Value on the effective date of the loan less loan interest to the next Contract Anniversary. We charge interest on the Contract loans.

Reference Fee Table; Charges and Deductions; Cash Benefits - Contract Loans; and Death Benefit and Changes in Specified Amount - Supplemental and/or Rider Benefits.

TAXES
TAX IMPLICATIONS
If a Contract is treated as a modified endowment contract, then surrenders, withdrawals, and loans under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract.  In addition, a 10% penalty tax may be imposed on surrenders, withdrawals, and loans taken before you reach Age 59½.  We encourage you to consult your own tax adviser before making a purchase of the Contract.

There is no additional tax benefit to you if the Contract was purchased through an individual retirement account (IRA).

Reference Principal Risks of  Investing in the Contract; and Tax Considerations.

CONFLICTS OF INTEREST
INVESTMENT PROFESSIONAL COMPENSATION
Commissions are paid to selling firms for the sale of Contracts.  In addition, we may pay an asset-based commission or other amounts in certain circumstances.  All or some of the payments received from Funds under distribution plans pursuant to Rule 12b-1 may be passed on to selling firms.  This conflict of interest may influence your investment professional to recommend this Contract over another investment.

Reference Other Information About the Contracts and Kansas City Life - Sale of the Contracts.

EXCHANGES
Some investment professionals may have a financial incentive to offer you a new contract in place of the contract you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable to purchase the new contract rather than continue to own the existing contract.

Reference The Contract - Replacement of Existing Insurance.

DEFINITIONS
Additional Insurance Amount	The amount of insurance coverage under the Contract which is not part of the Specified Amount. The Guaranteed Minimum Death Benefit Option, if elected, does not guarantee the Additional Insurance Amount.

Cash Surrender Value	The Contract Value less any applicable surrender charge and any Loan Balance.

Contract Anniversary	The same day and month as the Contract Date each year that the Contract remains in force.

Contract Date	The date on which coverage takes effect. Contract Months, Years and Anniversaries are measured from the Contract Date.

Contract Value	Measure of the value in your Contract. It is the sum of the Variable Account Value and the Fixed Account Value which includes the Loan Account Value.

Contract Year	Any period of twelve months starting with the Contract Date or any Contract Anniversary.

Fixed Account Value	Measure of value accumulating in the Fixed Account.

Grace Period	A 61-day period we provide when there is insufficient value in your Contract and at the end of which the Contract will terminate unless you pay sufficient additional Premium. This period of time gives you the chance to pay enough Premiums to keep your Contract in force.

Guaranteed Minimum Death Benefit Option	An optional benefit, available only at issue of the Contract. If elected, it guarantees payment of the Specified Amount less the Loan Balance and any past due charges upon the death of the last surviving Insured, provided you meet the Guaranteed Minimum Death Benefit Option Premium requirement.

Guaranteed Minimum Death Benefit Option Premium	The amount we require to guarantee that the Guaranteed Minimum Death Benefit Option remains in effect.

Guaranteed Monthly Premium	A Premium amount which when paid guarantees that your Contract will not lapse during the Guaranteed Payment Period.

Guaranteed Payment Period	The period of time during which we guarantee that your Contract will not lapse if you pay the Guaranteed Monthly Premiums.

Home Office	When the term "Home Office" is used in this prospectus in connection with transactions under the Contract, it means our Variable Administration office. Transaction requests and other types of Written Notices should be sent to P.O. Box 219364, Kansas City, Missouri 64121-9364. The telephone number at our Variable Administration office is 800-616-3670.

Loan Balance	The sum of all outstanding Contract loans plus accrued interest.

Maturity Date	The date when death benefit coverage terminates and we pay you any Cash Surrender Value.

Monthly Anniversary Day	The day of each month as of which we make the Monthly Deduction. It is the same day of each month as the Contract Date, or the last day of the month for those months not having such a day.

Monthly Deduction	The amount we deduct from the Contract Value to pay the cost of insurance charge, monthly expense charges, any applicable Guaranteed Minimum Death Benefit Option charge, and any charges for optional benefits and/or riders. We make the Monthly Deduction as of each Monthly Anniversary Day.

Owner, You, Your	The person entitled to exercise all rights and privileges of the Contract.

Planned Premiums	The amount and frequency of Premiums you chose to pay in your last instructions to us. This is the amount we will bill you. It is only an indication of your preferences of future Premiums.

Premium Expense Charges	The amounts we deduct from each Premium which include the Sales Charge and the Premium Tax Charge.

Premium(s)/Premium Payment(s)	The amount you pay to purchase the Contract. It includes both Planned Premiums and Unscheduled Premiums.

Proceeds	The total amount we are obligated to pay.

Specified Amount	The Total Sum Insured less any Additional Insurance Amount provided under the Contract.

Subaccounts	The divisions of the Variable Account. The assets of each Subaccount are invested in a corresponding portfolio of a designated mutual fund.

Subaccount Value	Measure of the value in a particular Subaccount.

Total Sum Insured	The sum of the Specified Amount and any Additional Insurance Amount provided under the Contract. This amount does not include any additional benefits provided by riders.

Unscheduled Premium	Any Premium other than a Planned Premium.

Variable Account Value	The Variable Account Value is equal to the sum of all Subaccount Values of a Contract.

We, Our, Us, Kansas City Life	Kansas City Life Insurance Company

APPENDIX A – PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://www.kclife.com/prospectus/default.htm.  You can also request this information at no cost by calling us at (800)-616-3670 or by sending an email request to statecompliance@kclife.com.
The current expenses and performance information below reflects the fees and expenses of the Portfolio Companies but do not reflect the other fees and charges that the Contract may charge. Expenses would be higher and performance would be lower if these other charges were included.  Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Capital growth	AIM Variable Insurance Funds Invesco V.I. American Franchise Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.85%	11.67%	10.35%	14.87%
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Core Equity Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.80%	16.17%	12.81%	11.73%
Long-term growth of capital by investing in health care companies	AIM Variable Insurance Funds Invesco V.I. Health Care Fund - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.98%	15.33%	3.80%	6.58%
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - December - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	13.81%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - June - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	13.65%	-	-
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund)[i]i	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - March - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70%[i]	7.64%	-	-

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Index”) up to an upside cap (maximum percentage return), while providing a buffer against the first 10% of Index losses (prior to taking into account any fees and expenses of the Fund) ii	AIM Variable Insurance Funds Invesco V.I. S&P 500 Buffer Fund - September - Series I Shares (Adviser: Invesco Advisers, Inc.)	0.70% [i]	12.78%	-	-
Long-term growth of capital	AIM Variable Insurance Funds Invesco V.I. Technology Fund – Series I Shares (Adviser: Invesco Advisers, Inc.).	0.96%	20.47%	10.30%	15.78%
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series® Asset Allocation Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.54%	15.85%	8.97%	9.77%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. Providing growth of capital is a secondary objective	American Funds Insurance Series® Capital Income Builder® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.52% [i]	20.41%	9.08%	7.59%
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.	American Funds Insurance Series® Capital World Bond Fund® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.73%	9.39%	-2.50%	1.23%
Long-term growth of capital	American Funds Insurance Series® Global Growth Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.65% [i]	21.62%	8.23%	12.17%
Achieve long-term growth of capital and income	American Funds Insurance Series® Growth-Income Fund – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.53%	18.06%	13.90%	13.92%
Long-term capital appreciation	American Funds Insurance Series® New World Fund® – Class 2 Shares (Adviser: Capital Research and Management CompanySM).	0.82% [i]	28.29%	5.33%	9.25%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Asset Allocation Fund – Class P2 Shares (Adviser: Capital Research and Management Company; Subadvisor: Milliman Financial Risk Management LLC).	0.90%	11.67%	6.43%	7.17%
Produce income and to provide an opportunity for growth of principal consistent with sound common stock investing, while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Washington Mutual Investors FundSM – Class P2 Shares (Adviser: Capital Research and Management Company; Subadvisor: Milliman Financial Risk Management LLC).	0.88%	10.65%	8.04%	7.18%
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth Fund – Class P2 Shares (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.93%	13.41%	7.96%	11.74%
Achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk Growth-Income Fund – Class P2 Shares (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	0.88%	11.17%	7.70%	8.98%
Provide long-term growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series® Managed Risk Funds, Managed Risk EUPAC Fund – Class P2 Shares (Formerly American Funds Insurance Series® Managed Risk Funds, Managed Risk International Fund – Class P2 Shares) (Adviser: Capital Research and Management CompanySM; Subadvisor: Milliman Financial Risk Management LLC).	1.06% [i]	15.09%	-0.29%	2.90%
The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Variable Investment Fund Appreciation Portfolio – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Fayez Sarofim Co., LLC (Sarofim & Co.)).	0.85%	10.07%	9.37%	12.92%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
The fund seeks capital growth.	BNY Mellon Variable Investment Fund Small Cap Portfolio – Initial Shares (Formerly BNY Mellon Variable Investment Fund Opportunistic Small Cap Portfolio – Initial Shares) (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management North America, LLC)	0.83%	10.99%	4.26%	7.83%
The fund seeks to match the total return of the S&P 500® Index.	BNY Mellon Stock Index Fund, Inc. – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Mellon Investments Corporation)	0.27%	17.53%	14.11%	14.52%
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares (Adviser: BNY Mellon Investment Adviser, Inc.; Sub-Investment Advisor: Newton Investment Management Limited).	0.66%	15.97%	11.93%	13.56%
High long-term total return through growth and current income	Calamos® Advisors Trust, Calamos Growth and Income Portfolio (Adviser: Calamos Advisors LLC).	1.27%	17.40%	10.90%	11.72%
Growth of capital	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.07% [i]	14.86%	7.26%	11.89%
Long-term capital appreciation	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.20% [i]	34.37%	18.42%	22.70%
Long-term capital growth	Columbia Funds Variable Series Trust II, Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2) (Adviser: Columbia Management Investment Advisers, LLC.).	1.10% [i]	6.30%	8.66%	7.97%
Achieve high current income and moderate capital appreciation	Federated Hermes Insurance Series Federated Hermes Managed Volatility Fund II – P (Adviser: Federated Hermes Global Investment Management Corp.; Sub-Adviser: Federated Hermes Investment Management Company).	0.97% [i]	7.03%	6.56%	6.85%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Seek high current income	Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II – P (Adviser: Federated Hermes Investment Management Company).	0.81% [i]	8.23%	3.70%	5.59%
Provide current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Federated Hermes Government Money Fund II – S (Adviser: Federated Hermes Investment Management Company).	0.63% [i]	3.73%	2.80%	1.73%
Long-term capital appreciation	Fidelity® Variable Insurance Products Contrafund® Portfolio – Service Class 2 (Adviser: Fidelity Management & Research Company (FMR); Sub-Advisors: FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund).	0.79%	21.24%	15.08%	15.49%
High total return (Principal preservation is a secondary objective)	Fidelity® Variable Insurance Products Freedom Retirement Portfolio – Service Class 2 (Formerly Fidelity® Variable Insurance Products Freedom Income Portfolio – Service Class 2) (Adviser: FMR Co., Inc. (FMRC)).	0.61%	9.31%	2.08%	4.17%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2010 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.63%	10.26%	2.89%	5.46%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2015 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.66%	11.66%	3.73%	6.33%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2020 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.69%	12.99%	4.57%	7.11%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2025 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.71%	14.23%	5.25%	7.75%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2030 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.74%	15.16%	5.98%	8.61%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2035 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.78%	16.42%	7.28%	9.72%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2040 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.82%	18.44%	8.73%	10.59%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2045 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.85%	19.53%	9.16%	10.82%
High total return (Principal preservation as the Fund approaches its target date is a secondary objective)	Fidelity® Variable Insurance Products Freedom 2050 Portfolio – Service Class 2 (Adviser: FMR Co., Inc. (FMRC)).	0.85%	19.50%	9.15%	10.81%
High total return	Franklin Templeton Variable Insurance Products Trust, Franklin Global Real Estate VIP Fund – Class 2 (Adviser: Franklin Templeton Institutional, LLC).	1.25% [i]	7.93%	2.36%	3.03%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Franklin Small-Mid Cap Growth VIP Fund – Class 2 (Adviser: Franklin Advisers, Inc.).	1.08% [i]	2.52%	1.03%	9.89%
Long-term capital appreciation	Franklin Templeton Variable Insurance Products Trust, Templeton Developing Markets VIP Fund – Class 2 (Adviser: Templeton Asset Management Ltd.).	1.36% [i]	46.27%	5.46%	10.40%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust, Templeton Foreign VIP Fund – Class 2 (Adviser: Templeton Investment Counsel, LLC).	1.07% [i]	29.19%	8.25%	5.75%
Capital growth	LVIP American Century Capital Appreciation Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.79% [i]	6.72%	5.16%	11.47%
Capital growth by investing in common stocks (Income is a secondary objective)	LVIP American Century Disciplined Core Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	14.86%	8.78%	10.39%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Capital growth	LVIP American Century International Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.95% [i]	15.98%	1.85%	6.42%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Mid-Cap Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.86% [i]	8.99%	8.89%	9.12%
Long-term capital growth	LVIP American Century Ultra® Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.75% [i]	12.84%	11.68%	17.16%
Long-term capital growth (Income is a secondary objective)	LVIP American Century Value Fund – Standard Class II (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	16.82%	11.65%	10.23%
Long-term total return using a strategy that seeks to protect against U.S. inflation	LVIP American Century Inflation Protection Fund – Service Class (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: American Century Investment Management, Inc.).	0.71% [i]	6.33%	0.62%	2.61%
Capital appreciation (Achieving current income by investing primarily in equity securities is a secondary objective)	LVIP JPMorgan Mid Cap Value Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.74%	4.72%	9.63%	8.77%
Capital growth over the long term	LVIP JPMorgan Small Cap Core Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.77%	10.27%	6.40%	8.95%
Provide high total return from a portfolio of selected equity securities	LVIP JPMorgan U.S. Equity Fund – Standard Class Shares (Adviser: Lincoln Financial Investments Corporation; Sub-Adviser: J.P. Morgan Investment Management Inc.).	0.63%	14.54%	13.69%	14.84%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation	MFS® Variable Insurance Trust, MFS® Growth Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.73% [i]	12.19%	11.10%	15.60%
Capital appreciation	MFS® Variable Insurance Trust, MFS® Research Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.74% [i]	12.85%	11.15%	12.93%
Total return with an emphasis on current income, but also considering capital appreciation	MFS® Variable Insurance Trust, MFS® Total Return Bond Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.53% [i]	7.17%	0.15%	2.63%
Total return	MFS® Variable Insurance Trust, MFS® Total Return Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.61% [i]	11.16%	6.42%	7.63%
Total return	MFS® Variable Insurance Trust, MFS® Utilities Series – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.78% [i]	15.01%	7.64%	9.49%
Total return with an emphasis on high current income, but also considering capital appreciation	MFS® Variable Insurance Trust II MFS® Income Portfolio – Initial Class Shares (Adviser: Massachusetts Financial Services Company).	0.67% [i]	7.33%	0.66%	3.58%
Provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Balanced ETF Portfolio – Class 2 Shares (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.76%	9.03%	3.83%	4.92%
Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Moderately Aggressive ETF Portfolio – Class 2 Shares (Formerly Northern Lights Variable Trust, TOPS® Managed Risk Growth ETF Portfolio – Class 2 Shares) (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	11.65%	5.36%	6.13%

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Total Returns
(as of 12/31/2025)
			1 year	5 year	10 year

Capital appreciation with less volatility than the equity markets as a whole	Northern Lights Variable Trust, TOPS® Managed Risk Moderate ETF Portfolio – Class 2 Shares (Formerly Northern Lights Variable Trust, TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2 Shares) (Adviser: ValMark Advisers, Inc.; Sub-Adviser Portfolio Manager: Milliman Financial Risk Management LLC).	0.75%	10.36%	4.74%	5.72%

i  Denotes Fund Portfolio and their investment adviser have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Fund Portfolio for further information.
ii  See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Defined Outcome Funds Risks” in the prospectus and the prospectuses for the Funds for a description of the risks associated with investing in the Invesco V.I. S&P 500 Buffer Funds.

To learn more about the Contract and the Separate Account, you should read the Prospectus and Statement of Additional Information (SAI) dated the same date as this Summary Prospectus. For a free copy of the Prospectus or SAI and to request other information about the Contract, please call 1-800-616-3670 or by writing to us at Kansas City Life Insurance Company, 3520 Broadway, P.O. Box 219364, Kansas City, Missouri 64121-9364.

The Prospectus and SAI, both dated May 1, 2026, have been filed with the SEC and are incorporated by reference into this Summary Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Prospectus, the SAI, and other information about Us and the Contract. Information about us and the Contract (including the Prospectus and SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by electronic request at the email address maintained by the SEC (publicinfo@sec.gov).  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Investment Company Act of 1940 Registration File No. 811-09080
Contract Identifier C000024870

3520 Broadway
Kansas City, Missouri 64111
Kansas City Life’s Century II Variable Product Series is distributed by Sunset Financial Services, Inc., a wholly owned subsidiary of Kansas City Life Insurance Company.